TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2018
Disclosure Of Related Party Explanatory [Abstract]
Disclosure Of Related Party Explanatory [text block]
31	TRANSACTIONS WITH RELATED PARTIES

a)
The Group’s consolidated financial statements at December 31, 2018 and 2017 include transactions with related companies, the Board of Directors, the Group’s key executives (defined as the Management of Credicorp) and the companies which are controlled by these individuals through their majority shareholding or their role as Chairman or CEO.

b)	The following table presents the main transactions with related parties as of December 31, 2018 and 2017:

	2018	2017
	S/(000)	S/(000)

Statement of financial position -
Direct loans	2,544,431	1,468,211
Investments	775,397	715,490
Deposits	(425,938)	(1,022,462)
Derivatives at fair value	890	(2,674)

Statement of income
Interest income related to loans	2,404	23,992
Interest expenses related to deposits	(965)	(8,342)
Other income	688	7,247

Off-balance sheet
Indirect loans	325,427	385,360

c)
All transactions with related parties are made in accordance with normal market conditions available to other customers. At December 31, 2018, direct loans to related companies are secured by collateral, had maturities between January 2019 and December 2028, at an annual average interest rate of 6.46 percent (at December 31, 2017 maturities where between January 2018 and July 2028, and the annual average interest rate was 6.01 percent). Also, at December 31, 2018 and 2017, the Group maintains an allowance for loan losses for related parties amounting to S/13.7 million and S/7.2 million, respectively.

d)
At December 31, 2018 and 2017, directors, officers and employees of the Group have been involved, directly and indirectly, in credit transactions with certain subsidiaries of the Group, as permitted by Peruvian Banking and Insurance Law Nº26702, which regulates and limits certain transactions with employees, directors and officers of a bank or an insurance company. At December 31, 2018 and 2017, direct loans to employees, directors, key management and family members amounted to S/1,031.7 million and S/957.2 million, respectively; they are repaid monthly and earn interest at market rates.

e)    The Group’s key executives’ compensation (including the related income taxes assumed by the Group) as of December 31, 2018, 2017 and 2016 was as follows

	2018	2017	2016
	S/(000)	S/(000)	S/(000)

Director’s compensation	5,665	5,318	5,510
Senior Management Compensation:
Remuneration	48,164	41,211	43,177
Stock awards vested	33,429	32,142	30,122
Total	87,258	78,671	78,809

f)   At December 31, 2018 and 2017 the Group holds interests in various funds managed by certain of the Group’s subsidiaries. The details of the funds are presented below:

2018
S/(000)
At fair value through profit or loss:
Mutual funds and hedge funds
Soles	18,394
Bolivianos	104,596
U.S. Dollars	76,887
Colombian pesos	5,201
Chilean pesos	6,938
Total	212,016

Restricted mutual funds, Note 6(a)(ii)	407,350

2017
S/(000)
At fair value through profit or loss and available-for-sale investments:
Mutual funds and hedge funds:
Soles	125,056
Bolivianos	77,804
U.S. Dollars	40,588
Colombian pesos	21,525
Chilean pesos	14,267
Total	279,240

Restricted mutual funds, Note 6(c)(vi)	416,696